LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 20, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2010 OF

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

LEGG MASON WESTERN ASSET VARIABLE STRATEGIC BOND PORTFOLIO

The following replaces corresponding information in the Statement of Additional information under the section entitled “Portfolio Managers” and the sub-sections thereunder entitled “Other Accounts Managed by Portfolio Managers” and “Portfolio Managers Securities Ownership”:

Portfolio Managers

The following table sets forth additional information with respect to the portfolio managers for each of the funds. Unless noted otherwise, all information is provided as of December 31, 2009.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for registered investment companies are shown based on the specific portfolio managers that are named in the applicable disclosure documents. Data for other pooled investment vehicles and other accounts are reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each vehicle/account. Where the named individual has been assigned primary responsibility for oversight of another pooled investment vehicle or other account, that vehicle/account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that vehicle/account.

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Global High Yield Bond Portfolio	S. Kenneth Leech	108 registered investment companies with approximately $184.2 billion in total assets under management (none of which charge a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management of which 6 other pooled investment vehicles with approximately $1.1 billion in assets under management charge a performance fee	832 other accounts with approximately $190.2 billion in total assets under management of which 93 other accounts charge a performance fee with approximately $24.2 billion in total assets under management

	Stephen A. Walsh	108 registered investment companies with approximately $184.2 billion in total assets under management (none of which charge a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management of which 6 other pooled investment vehicles with approximately $1.1 billion in assets under management that charge a performance fee	832 other accounts with approximately $190.2 billion in total assets under management of which 93 other accounts charge a performance fee with approximately $24.2 billion in total assets under management

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Michael C. Buchanan	52 registered investment companies with approximately $29.8 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $3.3 billion in total assets under management (none of which charge a performance fee)	13 other accounts with approximately $1.6 billion in total assets under management (none of which charge a performance fee)

	Keith J. Gardner	45 registered investment companies with approximately $26.7 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $0.62 billion in total assets under management (none of which charge a performance fee)	2 other accounts with approximately $0.13 billion in total assets under management (none of which charge a performance fee)

	Andres Sanchez Balcazar	6 registered investment companies with approximately $1.6 billion in total assets under management (none of which charge a performance fee)	17 other pooled investment vehicles with approximately $1.1 billion in total assets under management (none of which charge a performance fee)	12 other accounts with approximately $3.8 billion in total assets under management of which 3 other accounts charge a performance fee with approximately $1.4 billion in total assets under management

Strategic Bond Portfolio	S. Kenneth Leech	108 registered investment companies with approximately $184.3 billion in total assets under management (none of which charge a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management of which 6 other pooled investment vehicles with approximately $1.1 billion in assets under management charge a performance fee	832 other accounts with approximately $190.2 billion in total assets under management of which 93 other accounts charge a performance fee with approximately $24.2 billion in total assets under management

	Stephen A. Walsh	108 registered investment companies with approximately $184.3 billion in total assets under management (none of which charge a performance fee)	229 other pooled investment vehicles with approximately $107.7 billion in total assets under management of which 6 other pooled investment vehicles with approximately $1.1 billion in assets under management charge a performance fee	832 other accounts with approximately $190.2 billion in total assets under management of which 93 other accounts charge a performance fee with approximately $24.2 billion in total assets under management

	Michael C. Buchanan	52 registered investment companies with approximately $29.9 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $3.3 billion in total assets under management (none of which charge a performance fee)	13 other accounts with approximately $1.6 billion in total assets under management (none of which charge a performance fee)

	Keith J. Gardner	45 registered investment companies with approximately $26.8 billion in total assets under management (none of which charge a performance fee)	6 other pooled investment vehicles with approximately $0.62 billion in total assets under management (none of which charge a performance fee)	2 other accounts with approximately $0.13 billion in total assets under management (neither of which charge a performance fee)

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Carl L. Eichstaedt	24 registered investment companies with approximately $22.1 billion in total assets under management (none of which charge a performance fee)	3 other pooled investment vehicles with approximately $0.16 billion in total assets under management (none of which charge a performance fee)	64 other accounts with approximately $15.3 billion in total assets under management of which 5 other accounts charge a performance fee with approximately $1.5 billion in total assets under management

	Mark S. Lindbloom	28 registered investment companies with approximately $24.9 billion in total assets under management (none of which charge a performance fee)	3 other pooled investment vehicles with approximately $0.12 billion in total assets under management (none of which charge a performance fee)	48 other accounts with approximately $14.9 billion in total assets under management of which 4 other accounts charge a performance fee with approximately $2.9 billion in total assets under management

Portfolio Manager Securities Ownership

The table below identifies ownership of portfolio securities by each portfolio manager of Global High Yield Bond Portfolio and Strategic Bond Portfolio as of December 31, 2009. None of the portfolio managers own fund shares because fund shares are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

Dollar Range of Fund	Portfolio Manager(s)	Ownership of Securities
Global High Yield Bond Portfolio	S. Kenneth Leech Stephen A. Walsh Michael C. Buchanan Keith J. Gardner Andres Sanchez Balcazar	None None None None None

Strategic Bond Portfolio	S. Kenneth Leech Stephen A. Walsh Carl L. Eichstaedt Mark Lindbloom Keith J. Gardner Michael C. Buchanan	None None None None None None

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